UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
Corporate Trust Center, 251 Little Falls Drive, Wilmington, DE 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	7/31

Date of reporting period:	7/31/2025

Item 1. Reports to Stockholders.

(a)

Astor Dynamic Allocation Fund

Class A (ASTLX )

Annual Shareholder Report - July 31, 2025

Fund Overview

This annual shareholder report contains important information about Astor Dynamic Allocation Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at https://astorimfunds.com/dynamic-allocation-fund/. You can also request this information by contacting us at (877) 738-0333.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$144	1.40%

How did the Fund perform during the reporting period?

The Fund Class A Shares returned 6.33% for the period of 8/1/2024 to 7/31/2025, while the 60% S&P 500 Index/40% Bloomberg U.S. Aggregate Bond Index (the "60/40 Benchmark") returned 11.15%. During the same period, the S&P 500 large cap equity market index and Bloomberg U.S. Aggregate Bond Index returned 16.33% and 3.88%, respectively.

During the period, the Astor Economic Index® remained in a balanced position. The macro backdrop was not particularly strong but remained stable. As a result, the Astor Economic Index had a reading of approximately .5 to .55 beta for the period. This contributed to some lag against the 60/40 Benchmark overall.

In addition, the equity markets experienced uneven returns during the reference period. While the S&P 500 was up over 16%, the Russell 2000 small cap index was down marginally over the same period. US mid cap stocks, measured by the S&P 400 mid cap index were up approximately 3% for the same period. This indicates a lack of breadth in the equity markets. Diversification into other market segments did not benefit investors during this period, as large/mega cap equities, specifically technology-related, drove most of the returns in the stock market.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Astor Dynamic Allocation Fund
S&P 500® Index
Bloomberg U.S. Aggregate Bond Index
$40,000
$30,000
$20,000
$10,000
$0
$35,989
$16,019
$11,790
07/31/15
07/31/16
07/31/17
07/31/18
07/31/19
07/31/20
07/31/21
07/31/22
07/31/23
07/31/24
07/31/25

	Astor Dynamic Allocation Fund	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index
07/31/15	$9,525	$10,000	$10,000
07/31/16	$9,753	$10,561	$10,594
07/31/17	$10,532	$12,256	$10,539
07/31/18	$11,803	$14,246	$10,455
07/31/19	$11,950	$15,384	$11,299
07/31/20	$11,709	$17,223	$12,443
07/31/21	$13,840	$23,500	$12,356
07/31/22	$12,929	$22,410	$11,229
07/31/23	$13,530	$25,327	$10,851
07/31/24	$15,065	$30,936	$11,405
07/31/25	$16,019	$35,989	$11,790

Average Annual Total Returns

	1 Year	5 Years	10 Years
Astor Dynamic Allocation Fund - NAV	6.33%	6.47%	5.34%
S&P 500® Index	16.33%	15.88%	13.66%
Bloomberg U.S. Aggregate Bond Index	3.38%	-1.07%	1.66%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$65,453,896
  Number of Portfolio Holdings14
  Advisory Fee (net of waivers)$371,586
  Portfolio Turnover142%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.7%
Money Market Funds	1.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
47.2%
Fixed Income
40.7%
Alternative
6.0%
Commodity
5.1%
Money Market Funds
1.4%
Liabilities in Excess of Other Assets
-0.4%

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Money Market Funds	1.4%
Commodity	5.1%
Alternative	6.0%
Fixed Income	40.7%
Equity	47.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Portfolio S&P 1500 Composite Stock Market ETF	13.7%
SPDR Portfolio S&P 500 ETF	13.6%
Janus Henderson AAA CLO ETF	12.1%
VictoryShares Free Cash Flow ETF	11.9%
PIMCO Enhanced Low Duration Active ETF	11.9%
PIMCO Multi Sector Bond Active ETF	10.3%
PIMCO Commodity Strategy Active ETF	5.1%
Astoria US Equal Weight Quality Kings ETF	5.0%
Angel Oak Income ETF	4.4%
iMGP DBi Managed Futures Strategy ETF	3.0%

Material Fund Changes

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 30, 2025 at www.astorimfunds.com or upon request at (877) 738-0333.

The Board of Trustees, after careful consideration and upon the recommendation of the Advisor, approved an interim advisory agreement between the Trust and Beacon Capital Management, Inc ("Beacon") on behalf of the Fund. Effective August 1, 2025, Beacon assumed the responsibility as adviser to the Fund.

Astor Dynamic Allocation Fund - Class A (ASTLX )

Annual Shareholder Report - July 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://astorimfunds.com/dynamic-allocation-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 073125-ASTLX

Astor Dynamic Allocation Fund

Class C (ASTZX )

Annual Shareholder Report - July 31, 2025

Fund Overview

This annual shareholder report contains important information about Astor Dynamic Allocation Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at https://astorimfunds.com/dynamic-allocation-fund/. You can also request this information by contacting us at (877) 738-0333.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$221	2.15%

How did the Fund perform during the reporting period?

The Fund Class C Shares returned 5.43% for the period of 8/1/2024 to 7/31/2025, while the 60% S&P 500 Index/40% Bloomberg U.S. Aggregate Bond Index (the "60/40 Benchmark") returned 11.15%. During the same period, the S&P 500 large cap equity market index and Bloomberg U.S. Aggregate Bond Index returned 16.33% and 3.88%, respectively.

During the period, the Astor Economic Index® remained in a balanced position. The macro backdrop was not particularly strong but remained stable. As a result, the Astor Economic Index had a reading of approximately .5 to .55 beta for the period. This contributed to some lag against the 60/40 Benchmark overall.

In addition, the equity markets experienced uneven returns during the reference period. While the S&P 500 was up over 16%, the Russell 2000 small cap index was down marginally over the same period. US mid cap stocks, measured by the S&P 400 mid cap index were up approximately 3% for the same period. This indicates a lack of breadth in the equity markets. Diversification into other market segments did not benefit investors during this period, as large/mega cap equities, specifically technology-related, drove most of the returns in the stock market.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Astor Dynamic Allocation Fund
S&P 500® Index
Bloomberg U.S. Aggregate Bond Index
$40,000
$30,000
$20,000
$10,000
$0
$35,989
$15,592
$11,790
07/31/15
07/31/16
07/31/17
07/31/18
07/31/19
07/31/20
07/31/21
07/31/22
07/31/23
07/31/24
07/31/25

	Astor Dynamic Allocation Fund	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index
07/31/15	$10,000	$10,000	$10,000
07/31/16	$10,160	$10,561	$10,594
07/31/17	$10,893	$12,256	$10,539
07/31/18	$12,112	$14,246	$10,455
07/31/19	$12,174	$15,384	$11,299
07/31/20	$11,840	$17,223	$12,443
07/31/21	$13,883	$23,500	$12,356
07/31/22	$12,880	$22,410	$11,229
07/31/23	$13,369	$25,327	$10,851
07/31/24	$14,789	$30,936	$11,405
07/31/25	$15,592	$35,989	$11,790

Average Annual Total Returns

	1 Year	5 Years	10 Years
Astor Dynamic Allocation Fund - NAV	5.43%	5.66%	4.54%
S&P 500® Index	16.33%	15.88%	13.66%
Bloomberg U.S. Aggregate Bond Index	3.38%	-1.07%	1.66%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$65,453,896
  Number of Portfolio Holdings14
  Advisory Fee (net of waivers)$371,586
  Portfolio Turnover142%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.7%
Money Market Funds	1.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Money Market Funds	1.4%
Commodity	5.1%
Alternative	6.0%
Fixed Income	40.7%
Equity	47.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Portfolio S&P 1500 Composite Stock Market ETF	13.7%
SPDR Portfolio S&P 500 ETF	13.6%
Janus Henderson AAA CLO ETF	12.1%
VictoryShares Free Cash Flow ETF	11.9%
PIMCO Enhanced Low Duration Active ETF	11.9%
PIMCO Multi Sector Bond Active ETF	10.3%
PIMCO Commodity Strategy Active ETF	5.1%
Astoria US Equal Weight Quality Kings ETF	5.0%
Angel Oak Income ETF	4.4%
iMGP DBi Managed Futures Strategy ETF	3.0%

Material Fund Changes

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 30, 2025 at www.astorimfunds.com or upon request at (877) 738-0333.

The Board of Trustees, after careful consideration and upon the recommendation of the Advisor, approved an interim advisory agreement between the Trust and Beacon Capital Management, Inc ("Beacon") on behalf of the Fund. Effective August 1, 2025, Beacon assumed the responsibility as adviser to the Fund.

Astor Dynamic Allocation Fund - Class C (ASTZX )

Annual Shareholder Report - July 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://astorimfunds.com/dynamic-allocation-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 073125-ASTZX

Astor Dynamic Allocation Fund

Class I (ASTIX )

Annual Shareholder Report - July 31, 2025

Fund Overview

This annual shareholder report contains important information about Astor Dynamic Allocation Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at https://astorimfunds.com/dynamic-allocation-fund/. You can also request this information by contacting us at (877) 738-0333.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$119	1.15%

How did the Fund perform during the reporting period?

The Fund Class I Shares returned 6.54% for the period of 8/1/2024 to 7/31/2025, while the 60% S&P 500 Index/40% Bloomberg U.S. Aggregate Bond Index (the "60/40 Benchmark") returned 11.15%. During the same period, the S&P 500 large cap equity market index and Bloomberg U.S. Aggregate Bond Index returned 16.33% and 3.88%, respectively.

During the period, the Astor Economic Index® remained in a balanced position. The macro backdrop was not particularly strong but remained stable. As a result, the Astor Economic Index had a reading of approximately .5 to .55 beta for the period. This contributed to some lag against the 60/40 Benchmark overall.

In addition, the equity markets experienced uneven returns during the reference period. While the S&P 500 was up over 16%, the Russell 2000 small cap index was down marginally over the same period. US mid cap stocks, measured by the S&P 400 mid cap index were up approximately 3% for the same period. This indicates a lack of breadth in the equity markets. Diversification into other market segments did not benefit investors during this period, as large/mega cap equities, specifically technology-related, drove most of the returns in the stock market.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Astor Dynamic Allocation Fund
S&P 500® Index
Bloomberg U.S. Aggregate Bond Index
$40,000
$30,000
$20,000
$10,000
$0
$35,989
$17,237
$11,790
07/31/15
07/31/16
07/31/17
07/31/18
07/31/19
07/31/20
07/31/21
07/31/22
07/31/23
07/31/24
07/31/25

	Astor Dynamic Allocation Fund	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index
07/31/15	$10,000	$10,000	$10,000
07/31/16	$10,262	$10,561	$10,594
07/31/17	$11,116	$12,256	$10,539
07/31/18	$12,484	$14,246	$10,455
07/31/19	$12,668	$15,384	$11,299
07/31/20	$12,448	$17,223	$12,443
07/31/21	$14,750	$23,500	$12,356
07/31/22	$13,806	$22,410	$11,229
07/31/23	$14,486	$25,327	$10,851
07/31/24	$16,178	$30,936	$11,405
07/31/25	$17,237	$35,989	$11,790

Average Annual Total Returns

	1 Year	5 Years	10 Years
Astor Dynamic Allocation Fund - NAV	6.54%	6.73%	5.60%
S&P 500® Index	16.33%	15.88%	13.66%
Bloomberg U.S. Aggregate Bond Index	3.38%	-1.07%	1.66%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$65,453,896
  Number of Portfolio Holdings14
  Advisory Fee (net of waivers)$371,586
  Portfolio Turnover142%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.7%
Money Market Funds	1.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Money Market Funds	1.4%
Commodity	5.1%
Alternative	6.0%
Fixed Income	40.7%
Equity	47.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Portfolio S&P 1500 Composite Stock Market ETF	13.7%
SPDR Portfolio S&P 500 ETF	13.6%
Janus Henderson AAA CLO ETF	12.1%
VictoryShares Free Cash Flow ETF	11.9%
PIMCO Enhanced Low Duration Active ETF	11.9%
PIMCO Multi Sector Bond Active ETF	10.3%
PIMCO Commodity Strategy Active ETF	5.1%
Astoria US Equal Weight Quality Kings ETF	5.0%
Angel Oak Income ETF	4.4%
iMGP DBi Managed Futures Strategy ETF	3.0%

Material Fund Changes

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 30, 2025 at www.astorimfunds.com or upon request at (877) 738-0333.

The Board of Trustees, after careful consideration and upon the recommendation of the Advisor, approved an interim advisory agreement between the Trust and Beacon Capital Management, Inc ("Beacon") on behalf of the Fund. Effective August 1, 2025, Beacon assumed the responsibility as adviser to the Fund.

Astor Dynamic Allocation Fund - Class I (ASTIX )

Annual Shareholder Report - July 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://astorimfunds.com/dynamic-allocation-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 073125-ASTIX

Astor Sector Allocation Fund

Class A (ASPGX )

Annual Shareholder Report - July 31, 2025

Fund Overview

This annual shareholder report contains important information about Astor Sector Allocation Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at https://astorimfunds.com/sector-allocation-fund/. You can also request this information by contacting us at (877) 738-0333.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$147	1.40%

How did the fund perform last year?

The Fund Class A Shares returned 9.76% for the period of 8/1/2024 to 7/31/2025, while the large cap equity market S&P 500 Index returned 16.33% during the same period.

In the last five months of 2024, the Fund outperformed the S&P 500 by approximately 100 basis points. A big reason for this was the sector allocations. Technology, consumer discretionary communications, and financials were generally the largest positions and outperformed the broad S&P 500 benchmark for the period. Moving into Q1 2025, many of those same sectors underperformed the broad market by a wide margin as the tariff and trade threats overwhelmed the risk parts of the market. Financials were positive, which helped, however, tech and consumer discretionary were down by over 10%. The strategy moved out of these two sectors during the quarter, moving into healthcare and staples. The rotation out of sectors like technology and discretionary hurt the strategy as the market rebounded from April lows, led by technology and large cap equities.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Astor Sector Allocation Fund
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$35,989
$17,924
Jul-2015
Jul-2016
Jul-2017
Jul-2018
Jul-2019
Jul-2020
Jul-2021
Jul-2022
Jul-2023
Jul-2024
Jul-2025

	Astor Sector Allocation Fund	S&P 500® Index
Jul-2015	$9,524	$10,000
Jul-2016	$9,098	$10,561
Jul-2017	$10,105	$12,256
Jul-2018	$11,452	$14,246
Jul-2019	$11,527	$15,384
Jul-2020	$11,501	$17,223
Jul-2021	$14,937	$23,500
Jul-2022	$14,005	$22,410
Jul-2023	$14,572	$25,327
Jul-2024	$16,331	$30,936
Jul-2025	$17,924	$35,989

Average Annual Total Returns

	1 Year	5 Years	10 Years
Astor Sector Allocation Fund	9.76%	9.28%	6.53%
S&P 500® Index	16.33%	15.88%	13.66%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$16,203,518
Number of Portfolio Holdings	11
Advisory Fee (net of waivers)	$0
Portfolio Turnover	169%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.7%
Money Market Funds	1.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
55.3%
Fixed Income
43.2%
Money Market Funds
1.3%
Other Assets in Excess of Liabilities
0.2%

Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	1.3%
Fixed Income	43.2%
Equity	55.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Technology Select Sector SPDR Fund	24.4%
iShares Short Treasury Bond ETF	14.9%
iShares Short Duration Bond Active ETF	14.4%
Financial Select Sector SPDR ETF	11.6%
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	10.0%
Vanguard Communication Services ETF	8.8%
Consumer Staples Select Sector SPDR Fund	5.5%
Angel Oak Income ETF	3.9%
Energy Select Sector SPDR Fund	2.9%
Materials Select Sector SPDR Fund	2.1%

Material Fund Changes

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 30, 2025 at www.astorimfunds.com or upon request at (877) 738-0333.

The Board of Trustees, after careful consideration and upon the recommendation of the Advisor, approved an interim advisory agreement between the Trust and Beacon Capital Management, Inc ("Beacon") on behalf of the Fund. Effective August 1, 2025, Beacon assumed the responsibility as adviser to the Fund.

Astor Sector Allocation Fund - Class A (ASPGX )

Annual Shareholder Report - July 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://astorimfunds.com/sector-allocation-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 073125-ASPGX

Astor Sector Allocation Fund

Class C (CSPGX )

Annual Shareholder Report - July 31, 2025

Fund Overview

This annual shareholder report contains important information about Astor Sector Allocation Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at https://astorimfunds.com/sector-allocation-fund/. You can also request this information by contacting us at (877) 738-0333.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$225	2.15%

How did the fund perform last year?

The Fund Class C Shares returned 8.95% for the period of 8/1/2024 to 7/31/2025, while the large cap equity market S&P 500 Index returned 16.33% during the same period.

In the last five months of 2024, the Fund outperformed the S&P 500 by approximately 100 basis points. A big reason for this was the sector allocations. Technology, consumer discretionary communications, and financials were generally the largest positions and outperformed the broad S&P 500 benchmark for the period. Moving into Q1 2025, many of those same sectors underperformed the broad market by a wide margin as the tariff and trade threats overwhelmed the risk parts of the market. Financials were positive, which helped, however, tech and consumer discretionary were down by over 10%. The strategy moved out of these two sectors during the quarter, moving into healthcare and staples. The rotation out of sectors like technology and discretionary hurt the strategy as the market rebounded from April lows, led by technology and large cap equities.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Astor Sector Allocation Fund
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$35,989
$17,459
Jul-2015
Jul-2016
Jul-2017
Jul-2018
Jul-2019
Jul-2020
Jul-2021
Jul-2022
Jul-2023
Jul-2024
Jul-2025

	Astor Sector Allocation Fund	S&P 500® Index
Jul-2015	$10,000	$10,000
Jul-2016	$9,481	$10,561
Jul-2017	$10,458	$12,256
Jul-2018	$11,753	$14,246
Jul-2019	$11,742	$15,384
Jul-2020	$11,628	$17,223
Jul-2021	$14,988	$23,500
Jul-2022	$13,957	$22,410
Jul-2023	$14,413	$25,327
Jul-2024	$16,024	$30,936
Jul-2025	$17,459	$35,989

Average Annual Total Returns

	1 Year	5 Years	10 Years
Astor Sector Allocation Fund	8.95%	8.47%	5.73%
S&P 500® Index	16.33%	15.88%	13.66%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$16,203,518
Number of Portfolio Holdings	11
Advisory Fee (net of waivers)	$0
Portfolio Turnover	169%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.7%
Money Market Funds	1.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	1.3%
Fixed Income	43.2%
Equity	55.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Technology Select Sector SPDR Fund	24.4%
iShares Short Treasury Bond ETF	14.9%
iShares Short Duration Bond Active ETF	14.4%
Financial Select Sector SPDR ETF	11.6%
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	10.0%
Vanguard Communication Services ETF	8.8%
Consumer Staples Select Sector SPDR Fund	5.5%
Angel Oak Income ETF	3.9%
Energy Select Sector SPDR Fund	2.9%
Materials Select Sector SPDR Fund	2.1%

Material Fund Changes

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 30, 2025 at www.astorimfunds.com or upon request at (877) 738-0333.

The Board of Trustees, after careful consideration and upon the recommendation of the Advisor, approved an interim advisory agreement between the Trust and Beacon Capital Management, Inc ("Beacon") on behalf of the Fund. Effective August 1, 2025, Beacon assumed the responsibility as adviser to the Fund.

Astor Sector Allocation Fund - Class C (CSPGX )

Annual Shareholder Report - July 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://astorimfunds.com/sector-allocation-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 073125-CSPGX

Astor Sector Allocation Fund

Class I (STARX )

Annual Shareholder Report - July 31, 2025

Fund Overview

This annual shareholder report contains important information about Astor Sector Allocation Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at https://astorimfunds.com/sector-allocation-fund/. You can also request this information by contacting us at (877) 738-0333.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$121	1.15%

How did the fund perform last year?

The Fund Class I Shares returned 10.05% for the period of 8/1/2024 to 7/31/2025, while the large cap equity market S&P 500 Index returned 16.33% during the same period.

In the last five months of 2024, the Fund outperformed the S&P 500 by approximately 100 basis points. A big reason for this was the sector allocations. Technology, consumer discretionary communications, and financials were generally the largest positions and outperformed the broad S&P 500 benchmark for the period. Moving into Q1 2025, many of those same sectors underperformed the broad market by a wide margin as the tariff and trade threats overwhelmed the risk parts of the market. Financials were positive, which helped, however, tech and consumer discretionary were down by over 10%. The strategy moved out of these two sectors during the quarter, moving into healthcare and staples. The rotation out of sectors like technology and discretionary hurt the strategy as the market rebounded from April lows, led by technology and large cap equities.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Astor Sector Allocation Fund
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$35,989
$19,292
Jul-2015
Jul-2016
Jul-2017
Jul-2018
Jul-2019
Jul-2020
Jul-2021
Jul-2022
Jul-2023
Jul-2024
Jul-2025

	Astor Sector Allocation Fund	S&P 500® Index
Jul-2015	$10,000	$10,000
Jul-2016	$9,573	$10,561
Jul-2017	$10,666	$12,256
Jul-2018	$12,103	$14,246
Jul-2019	$12,220	$15,384
Jul-2020	$12,224	$17,223
Jul-2021	$15,913	$23,500
Jul-2022	$14,961	$22,410
Jul-2023	$15,607	$25,327
Jul-2024	$17,530	$30,936
Jul-2025	$19,292	$35,989

Average Annual Total Returns

	1 Year	5 Years	10 Years
Astor Sector Allocation Fund	10.05%	9.56%	6.79%
S&P 500® Index	16.33%	15.88%	13.66%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$16,203,518
Number of Portfolio Holdings	11
Advisory Fee (net of waivers)	$0
Portfolio Turnover	169%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.7%
Money Market Funds	1.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	1.3%
Fixed Income	43.2%
Equity	55.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Technology Select Sector SPDR Fund	24.4%
iShares Short Treasury Bond ETF	14.9%
iShares Short Duration Bond Active ETF	14.4%
Financial Select Sector SPDR ETF	11.6%
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	10.0%
Vanguard Communication Services ETF	8.8%
Consumer Staples Select Sector SPDR Fund	5.5%
Angel Oak Income ETF	3.9%
Energy Select Sector SPDR Fund	2.9%
Materials Select Sector SPDR Fund	2.1%

Material Fund Changes

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 30, 2025 at www.astorimfunds.com or upon request at (877) 738-0333.

The Board of Trustees, after careful consideration and upon the recommendation of the Advisor, approved an interim advisory agreement between the Trust and Beacon Capital Management, Inc ("Beacon") on behalf of the Fund. Effective August 1, 2025, Beacon assumed the responsibility as adviser to the Fund.

Astor Sector Allocation Fund - Class I (STARX )

Annual Shareholder Report - July 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://astorimfunds.com/sector-allocation-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 073125-STARX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that Mr. Mark Gersten, Mr. Anthony Hertl and Mr. Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Mark Gersten, Mr. Anthony Hertl and Mr. Mark H. Taylor are independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	2025	2024
Astor Dynamic Allocation Fund	$14,900	$14,900
Astor Sector Allocation Fund	14,900	14,900

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	2025	2024
Astor Dynamic Allocation Fund	$3,000	$3,000
Astor Sector Allocation Fund	3,000	3,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended July 31, 2025, and 2024, respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended July 31, 2025, and 2024, respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a)	The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Astor Dynamic Allocation Fund
Class A: ASTLX	Class C: ASTZX	Class I: ASTIX

Astor Sector Allocation Fund
Class A: ASPGX	Class C: CSPGX	Class I: STARX

Annual Financial Statements and Additional

Information

July 31, 2025

1-877-738-0333

Distributed by Northern Lights Distributors, LLC

Member FINRA

ASTOR DYNAMIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS
July 31, 2025

Shares		Fair Value

	EXCHANGE-TRADED FUNDS — 99.0%
	ALTERNATIVE - 6.0%
77,299	iMGP DBi Managed Futures Strategy ETF	$1,979,627
70,272	Simplify Managed Futures Strategy ETF	1,930,372
		3,909,999
	COMMODITY - 5.1%
127,838	PIMCO Commodity Strategy Active ETF	3,338,745

	EQUITY - 47.2%
101,333	Astoria US Equal Weight Quality Kings ETF	3,280,159
117,427	SPDR Portfolio S&P 1500 Composite Stock Market ETF	8,984,341
119,874	SPDR Portfolio S&P 500 ETF	8,911,433
59,277	T.Rowe Price Small-Mid Cap ETF	1,970,960
223,279	VictoryShares Free Cash Flow ETF	7,758,945
		30,905,838
	FIXED INCOME - 40.7%
139,969	Angel Oak Income ETF	2,902,257
26,448	BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	1,331,128
156,485	Janus Henderson AAA CLO ETF	7,947,873
81,063	PIMCO Enhanced Low Duration Active ETF	7,753,676
254,114	PIMCO Multi Sector Bond Active ETF	6,716,233
		26,651,167

	TOTAL EXCHANGE-TRADED FUNDS (Cost $60,848,154)	64,805,749

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 1.4%
	MONEY MARKET FUNDS - 1.4%
886,550	First American Government Obligations Fund, Class X, 4.19% (Cost $886,550)(a)	886,550

	TOTAL INVESTMENTS - 100.4% (Cost $61,734,704)	$65,692,299
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(238,403)
	NET ASSETS - 100.0%	$65,453,896

ETF	- Exchange-Traded Fund

CLO	- Collateralized Loan Obligation

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of July 31, 2025.

See accompanying notes to financial statements.

ASTOR SECTOR ALLOCATION FUND
SCHEDULE OF INVESTMENTS
July 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.5%
	EQUITY - 55.3%
11,158	Consumer Staples Select Sector SPDR Fund	$890,185
5,299	Energy Select Sector SPDR Fund	462,126
36,045	Financial Select Sector SPDR ETF	1,887,677
3,881	Materials Select Sector SPDR Fund	340,480
15,065	Technology Select Sector SPDR Fund	3,958,178
8,168	Vanguard Communication Services ETF	1,428,665
		8,967,311
	FIXED INCOME - 43.2%
30,850	Angel Oak Income ETF	639,675
32,116	BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	1,616,398
45,649	iShares Short Duration Bond Active ETF	2,330,838
21,851	iShares Short Treasury Bond ETF	2,412,569
		6,999,480

	TOTAL EXCHANGE-TRADED FUNDS (Cost $15,179,804)	15,966,791

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 1.3%
	MONEY MARKET FUNDS - 1.3%
211,929	First American Government Obligations Fund, Class X, 4.19% (Cost $211,929)(a)	211,929

	TOTAL INVESTMENTS - 99.8% (Cost $15,391,733)	$16,178,720
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	24,798
	NET ASSETS - 100.0%	$16,203,518

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of July 31, 2025.

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF ASSETS AND LIABILITIES
July 31, 2025

	Astor Dynamic	Astor Sector
	Allocation Fund	Allocation Fund
ASSETS
Investment securities :
At cost	$61,734,704	$15,391,733
At value	$65,692,299	$16,178,720
Receivable due from advisor	—	27,181
Dividends and interest receivable	18,281	4,215
Receivable for Fund shares sold	13,350	10,000
Prepaid expenses and other assets	1,072	7,545
TOTAL ASSETS	65,725,002	16,227,661

LIABILITIES
Distribution (12b-1) fees payable	12,163	947
Investment advisory fees payable	51,120	—
Payable to related parties	39,638	764
Payable for Fund shares redeemed	129,252	—
Accrued expenses and other liabilities	38,933	22,432
TOTAL LIABILITIES	271,106	24,143
NET ASSETS	$65,453,896	$16,203,518

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$60,012,424	$13,234,552
Accumulated earnings	5,441,472	2,968,966
NET ASSETS	$65,453,896	$16,203,518

Net Asset Value Per Share:
Class A Shares:
Net Assets	$8,104,073	$6,611,367
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	624,418	423,170
Net asset value (Net Assets ÷ Shares Outstanding), and redemption price per share	$12.98	$15.62
Maximum offering price per share (4.75% sales charge)	$13.63	$16.40

Class C Shares:
Net Assets	$12,283,817	$2,809,372
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,027,624	203,869
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$11.95	$13.78

Class I Shares:
Net Assets	$45,066,006	$6,782,779
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,450,705	423,616
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$13.06	$16.01

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF OPERATIONS
For the Year Ended July 31, 2025

	Astor Dynamic	Astor Sector
	Allocation Fund	Allocation Fund
INVESTMENT INCOME
Dividends	$2,273,734	$389,440
Interest	52,208	12,342
TOTAL INVESTMENT INCOME	2,325,942	401,782

EXPENSES
Investment advisory fees	657,588	165,157
Distribution (12b-1) fees, Class A shares	22,161	18,159
Distribution (12b-1) fees, Class C shares	136,834	33,077
Administrative services fees	98,319	45,743
Transfer agent fees	61,995	34,057
Registration fees	63,875	56,575
Accounting services fees	44,679	33,507
Third party administrative servicing fees	43,081	7,177
Printing expenses	20,944	6,982
Compliance officer fees	20,217	9,756
Audit fees	19,944	20,444
Legal fees	19,944	17,808
Trustees fees and expenses	15,556	15,556
Custodian fees	9,277	5,982
Insurance expense	1,825	730
Miscellaneous expense	4,449	4,300
TOTAL EXPENSES	1,240,688	475,010
Less: Fees waived and/or expenses reimbursed by the advisor	(286,002)	(223,943)
NET EXPENSES	954,686	251,067
NET INVESTMENT INCOME	1,371,256	150,715

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain from security transactions	3,626,815	2,310,011
Distributions of realized gains by underlying investment companies	1,053	—
Net change in net unrealized depreciation on investments	(837,312)	(838,220)
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	2,790,556	1,471,791

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,161,812	$1,622,506

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Astor Dynamic Allocation Fund

	For the	For the
	Year Ended	Year Ended
	July 31, 2025	July 31, 2024
FROM OPERATIONS
Net investment income	$1,371,256	$2,188,086
Net realized gain from security transactions	3,626,815	4,883,595
Distributions of long term capital gains from underlying investment companies	1,053	1,364
Net change in unrealized appreciation (depreciation) on investments	(837,312)	2,059,485
Net increase in net assets resulting from operations	4,161,812	9,132,530

DISTRIBUTIONS TO SHAREHOLDERS
Class A	(878,980)	(186,751)
Class C	(1,416,733)	(211,701)
Class I	(4,748,796)	(1,117,476)
Total distributions to shareholders	(7,044,509)	(1,515,928)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	461,504	1,448,583
Class C	81,582	374,562
Class I	9,338,132	11,824,076
Distributions reinvested
Class A	797,611	163,807
Class C	1,274,435	188,026
Class I	3,690,484	731,421
Cost of shares redeemed
Class A	(3,163,947)	(2,224,770)
Class C	(3,595,174)	(3,612,390)
Class I	(14,068,580)	(43,935,313)
Net decrease in net assets from shares of beneficial interest	(5,183,953)	(35,041,998)

TOTAL DECREASE IN NET ASSETS	(8,066,650)	(27,425,396)

NET ASSETS
Beginning of Year	73,520,546	100,945,942
End of Year	$65,453,896	$73,520,546

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Astor Dynamic Allocation Fund

	For the	For the
	Year Ended	Year Ended
	July 31, 2025	July 31, 2024
SHARE ACTIVITY
Class A:
Shares Sold	35,870	115,655
Shares Reinvested	63,125	12,842
Shares Redeemed	(239,264)	(177,417)
Net decrease in shares of beneficial interest outstanding	(140,269)	(48,920)

Class C:
Shares Sold	6,719	30,894
Shares Reinvested	109,576	15,902
Shares Redeemed	(296,484)	(304,418)
Net decrease in shares of beneficial interest outstanding	(180,189)	(257,622)

Class I:
Shares Sold	716,590	938,150
Shares Reinvested	290,695	57,851
Shares Redeemed	(1,074,020)	(3,412,105)
Net decrease in shares of beneficial interest outstanding	(66,735)	(2,416,104)

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Astor Sector Allocation Fund

	For the	For the
	Year Ended	Year Ended
	July 31, 2025	July 31, 2024
FROM OPERATIONS
Net investment income	$150,715	$350,692
Net realized gain from security transactions	2,310,011	655,761
Net change in unrealized appreciation (depreciation) on investments	(838,220)	1,143,827
Net increase in net assets resulting from operations	1,622,506	2,150,280

DISTRIBUTIONS TO SHAREHOLDERS
Class A	(347,392)	(617,207)
Class C	(162,701)	(372,017)
Class I	(342,856)	(576,733)
Total distributions to shareholders	(852,949)	(1,565,957)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	221,942	1,264,165
Class C	—	2,951
Class I	860,798	180,747
Distributions reinvested
Class A	337,239	599,148
Class C	147,529	340,904
Class I	333,497	564,760
Cost of shares redeemed
Class A	(2,095,027)	(1,950,556)
Class C	(1,236,345)	(2,136,550)
Class I	(1,334,225)	(2,043,489)
Net decrease in net assets from shares of beneficial interest	(2,764,592)	(3,177,920)

TOTAL DECREASE IN NET ASSETS	(1,995,035)	(2,593,597)

NET ASSETS
Beginning of Year	18,198,553	20,792,150
End of Year	$16,203,518	$18,198,553

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Astor Sector Allocation Fund

	For the	For the
	Year Ended	Year Ended
	July 31, 2025	July 31, 2024
SHARE ACTIVITY
Class A:
Shares Sold	14,408	88,588
Shares Reinvested	21,952	42,798
Shares Redeemed	(135,841)	(135,348)
Net decrease in shares of beneficial interest outstanding	(99,481)	(3,962)

Class C:
Shares Sold	—	230
Shares Reinvested	10,867	27,439
Shares Redeemed	(90,519)	(167,209)
Net decrease in shares of beneficial interest outstanding	(79,652)	(139,540)

Class I:
Shares Sold	53,659	12,403
Shares Reinvested	21,190	39,437
Shares Redeemed	(85,649)	(139,399)
Net decrease in shares of beneficial interest outstanding	(10,800)	(87,559)

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Astor Dynamic Allocation Fund Class A

	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	July 31,	July 31,		July 31,	July 31,	July 31,
	2025	2024		2023	2022	2021
Net asset value, beginning of year	$13.55	$12.40		$12.39	$15.13	$12.86

Activity from investment operations:
Net investment income (1)	0.26	0.31		0.23	0.03	0.03
Net realized and unrealized gain (loss) on investments	0.54	1.08		0.32	(0.85)	2.30
Total from investment operations	0.80	1.39		0.55	(0.82)	2.33

Less distributions from:
Net investment income	(0.49)	(0.24)		(0.18)	(0.06)	(0.04)
Net realized gains	(0.88)	—		(0.36)	(1.86)	(0.02)
Total distributions	(1.37)	(0.24)		(0.54)	(1.92)	(0.06)

Net asset value, end of year	$12.98	$13.55		$12.40	$12.39	$15.13

Total return (2)	6.33%	11.35%		4.65%	(6.59)%	18.20%

Net assets, at end of year (000s)	$8,104	$10,365		$10,086	$10,469	$11,834

Ratio of gross expenses to average net assets (3)(4)	1.81%	1.67	% (6)	1.67%	1.58%	1.59%
Ratio of net expenses to average net assets (4)	1.40%	1.41	% (7)	1.40%	1.40%	1.40%
Ratio of net investment income to average net assets (4)(5)	1.98%	2.43%		1.89%	0.20%	0.21%
Portfolio Turnover Rate	142%	151%		73%	122%	111%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes any sales charges (loads) and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor and affiliates.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Gross expenses before waivers (excluding overdraft custody expense of 0.01%) was 1.66% for the year ended July 31, 2024.

(7)	Net expenses after waivers (excluding overdraft custody expense of 0.01%) was 1.40% for the year ended July 31, 2024.

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Astor Dynamic Allocation Fund Class C

	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	July 31,	July 31,		July 31,	July 31,	July 31,
	2025	2024		2023	2022	2021
Net asset value, beginning of year	$12.60	$11.55		$11.60	$14.33	$12.26

Activity from investment operations:
Net investment income (loss) (1)	0.15	0.20		0.13	(0.07)	(0.08)
Net realized and unrealized gain (loss) on investments	0.49	1.02		0.28	(0.79)	2.19
Total from investment operations	0.64	1.22		0.41	(0.86)	2.11

Less distributions from:
Net Investment income	(0.41)	(0.17)		(0.10)	(0.01)	(0.02)
Net realized gains	(0.88)	—		(0.36)	(1.86)	(0.02)
Total distributions	(1.29)	(0.17)		(0.46)	(1.87)	(0.04)

Net asset value, end of year	$11.95	$12.60		$11.55	$11.60	$14.33

Total return (2)	5.43%	10.62%		3.79%	(7.22)%	17.25%

Net assets, at end of year (000s)	$12,284	$15,215		$16,929	$22,446	$31,288

Ratio of gross expenses to average net assets (3)(4)	2.56%	2.42	% (6)	2.42%	2.33%	2.34%
Ratio of net expenses to average net assets (4)	2.15%	2.16	% (7)	2.15%	2.15%	2.15%
Ratio of net investment income (loss) to average net assets (4)(5)	1.22%	1.68%		1.15%	(0.55)%	(0.55)%
Portfolio Turnover Rate	142%	151%		73%	122%	111%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes any redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor and affiliates.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Gross expenses before waivers (excluding overdraft custody expense of 0.01%) was 2.41% for the year ended July 31, 2024.

(7)	Net expenses after waivers (excluding overdraft custody expense of 0.01%) was 2.15% for the year ended July 31, 2024.

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Astor Dynamic Allocation Fund Class I

	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	July 31,	July 31,		July 31,	July 31,	July 31,
	2025	2024		2023	2022	2021
Net asset value, beginning of year	$13.63	$12.46		$12.44	$15.18	$12.90

Activity from investment operations:
Net investment income (1)	0.30	0.35		0.26	0.06	0.06
Net realized and unrealized gain (loss) on investments	0.53	1.09		0.32	(0.86)	2.31
Total from investment operations	0.83	1.44		0.58	(0.80)	2.37

Less distributions from:
Net investment income	(0.52)	(0.27)		(0.20)	(0.08)	(0.07)
Net realized gains	(0.88)	—		(0.36)	(1.86)	(0.02)
Total distributions	(1.40)	(0.27)		(0.56)	(1.94)	(0.09)

Net asset value, end of year	$13.06	$13.63		$12.46	$12.44	$15.18

Total return (2)	6.54%	11.68%		4.93%	(6.40)%	18.49%

Net assets, at end of year (000s)	$45,066	$47,941		$73,932	$89,960	$114,744

Ratio of gross expenses to average net assets (3)(4)	1.56%	1.42	% (6)	1.42%	1.33%	1.34%
Ratio of net expenses to average net assets (4)	1.15%	1.16	% (7)	1.15%	1.15%	1.15%
Ratio of net investment income to average net assets (4)(5)	2.20%	2.77%		2.15%	0.45%	0.45%
Portfolio Turnover Rate	142%	151%		73%	122%	111%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes any redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor and affiliates.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Gross expenses before waivers (excluding overdraft custody expense of 0.01%) was 1.41% for the year ended July 31, 2024.

(7)	Net expenses after waivers (excluding overdraft custody expense of 0.01%) was 1.15% for the year ended July 31, 2024.

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Astor Sector Allocation Fund Class A

	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	July 31,	July 31,	July 31,	July 31,		July 31,
	2025	2024	2023	2022		2021
Net asset value, beginning of year	$14.93	$14.44	$14.58	$18.23		$14.08

Activity from investment operations:
Net investment income (loss) (1)	0.14	0.27	0.20	(0.02)		0.02
Net realized and unrealized gain (loss) on investments	1.30	1.38	0.36	(0.85)		4.18
Total from investment operations	1.44	1.65	0.56	(0.87)		4.20

Less distributions from:
Net investment income	(0.18)	(0.18)	(0.14)	(0.03)		(0.05)
Net realized gains	(0.57)	(0.98)	(0.56)	(2.75)		—
Total distributions	(0.75)	(1.16)	(0.70)	(2.78)		(0.05)

Net asset value, end of year	$15.62	$14.93	$14.44	$14.58		$18.23

Total return (2)	9.76%	12.07%	4.05%	(6.24)%		29.87%

Net assets, at end of year (000s)	$6,611	$7,802	$7,607	$7,808		$7,790

Ratio of gross expenses to average net assets (3)(4)	2.69%	2.53%	2.28%	2.08	% (6)	2.05%
Ratio of net expenses to average net assets (4)	1.40%	1.40%	1.40%	1.41	% (7)	1.40%
Ratio of net investment income (loss) to average net assets (4)(5)	0.92%	1.84%	1.38%	(0.11)%		0.12%
Portfolio Turnover Rate	169%	81%	80%	84%		166%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes any sales charges (loads) and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor and affiliates.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Gross expenses before waivers (excluding overdraft custody expense of 0.01%) was 2.07% for the year ended July 31, 2022.

(7)	Net expenses after waivers (excluding overdraft custody expense of 0.01%) was 1.40% for the year ended July 31, 2022.

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Astor Sector Allocation Fund Class C

	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	July 31,	July 31,	July 31,		July 31,		July 31,
	2025	2024	2023		2022		2021
Net asset value, beginning of year	$13.26	$12.97	$13.18		$16.82		$13.07

Activity from investment operations:
Net investment income (loss) (1)	0.02	0.16	0.08		(0.13)		(0.09)
Net realized and unrealized gain (loss) on investments	1.15	1.21	0.34		(0.76)		3.86
Total from investment operations	1.17	1.37	0.42		(0.89)		3.77

Less distributions from:
Net investment income	(0.08)	(0.10)	(0.07)		—		(0.02)
Net realized gains	(0.57)	(0.98)	(0.56)		(2.75)		—
Total distributions	(0.65)	(1.08)	(0.63)		(2.75)		(0.02)

Net asset value, end of year	$13.78	$13.26	$12.97		$13.18		$16.82

Total return (2)	8.95%	11.18%	3.35	% (6)	(6.95	)% (6)	28.89%

Net assets, at end of year (000s)	$2,809	$3,759	$5,486		$8,759		$12,667

Ratio of gross expenses to average net assets (3)(4)	3.43%	3.28%	3.03%		2.83	% (7)	2.80%
Ratio of net expenses to average net assets (4)	2.15%	2.15%	2.15%		2.16	% (8)	2.15%
Ratio of net investment income (loss) to average net assets (4)(5)	0.16%	1.22%	(0.63)%		(0.87)%		(0.64)%
Portfolio Turnover Rate	169%	81%	80%		84%		166%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes any redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor and affiliates.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Includes adjustments in accordance with generally accepted accounting principles in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Gross expenses before waivers (excluding overdraft custody expense of 0.01%) was 2.82% for the year ended July 31, 2022.

(8)	Net expenses after waivers (excluding overdraft custody expense of 0.01%) was 2.15% for the year ended July 31, 2022.

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Astor Sector Allocation Fund Class I

	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	July 31,	July 31,	July 31,	July 31,		July 31,
	2025	2024	2023	2022		2021
Net asset value, beginning of year	$15.28	$14.75	$14.87	$18.54		$14.30

Activity from investment operations:
Net investment income (1)	0.32	0.32	0.24	0.02		0.05
Net realized and unrealized gain (loss) on investments	1.19	1.40	0.37	(0.86)		4.25
Total from investment operations	1.51	1.72	0.61	(0.84)		4.30

Less distributions from:
Net investment income	(0.21)	(0.21)	(0.17)	(0.08)		(0.06)
Net realized gains	(0.57)	(0.98)	(0.56)	(2.75)		—
Total distributions	(0.78)	(1.19)	(0.73)	(2.83)		(0.06)

Net asset value, end of year	$16.01	$15.28	$14.75	$14.87		$18.54

Total return (2)	10.05%	12.32%	4.32%	(5.98)%		30.18%

Net assets, at end of year (000s)	$6,783	$6,637	$7,700	$8,486		$10,381

Ratio of gross expenses to average net assets (3)(4)	2.44%	2.28%	2.03%	1.83	% (6)	1.80%
Ratio of net expenses to average net assets (4)	1.15%	1.15%	1.15%	1.16	% (7)	1.15%
Ratio of net investment income to average net assets (4)(5)	1.15%	2.15%	1.63%	0.13%		0.36%
Portfolio Turnover Rate	169%	81%	80%	84%		166%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes any redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor and affiliates.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Gross expenses before waivers (excluding overdraft custody expense of 0.01%) was 1.82% for the year ended July 31, 2022.

(7)	Net expenses after waivers (excluding overdraft custody expense of 0.01%) was 1.15% for the year ended July 31, 2022.

See accompanying notes to financial statements.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS
July 31, 2025

1.	ORGANIZATION

The Astor Dynamic Allocation Fund and Astor Sector Allocation Fund (each a “Fund” or collectively the “Funds”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Astor Dynamic Allocation Fund seeks total return through a combination of capital appreciation and income. The Astor Sector Allocation Fund seeks capital appreciation. Each Fund is a “fund of funds”, in that the Funds will generally invest in other investment companies. The Astor Dynamic Allocation Fund commenced operations on October 19, 2009. The Astor Sector Allocation Fund commenced operations on November 30, 2011.

Each Fund currently offers Class A, Class C, and Class I shares. Class C and Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 4.75%. Each class represents an interest in the same assets of the respective Fund and classes of a Fund are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares of a Fund have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees), and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services Investment Companies”, including Accounting Standards Update (“ASU”) 2013-08.

Operating Segments – The Funds have adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined or, in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. A Fund

The Astor Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2025

may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt obligations having sixty days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid investments, for which market quotations are not readily available or are determined to be unreliable. These investments are valued using the “fair value” procedures approved by the Board. The Board designated the advisor as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2025

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2025, for the Funds’ assets and liabilities measured at fair value:

Astor Dynamic Allocation Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$64,805,749	$—	$—	$64,805,749
Money Market Fund	886,550	—	—	886,550
Total	$65,692,299	$—	$—	$65,692,299

Astor Sector Allocation Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$15,966,791	$—	$—	$15,966,791
Money Market Fund	211,929	—	—	211,929
Total	$16,178,720	$—	$—	$16,178,720

The Funds did not hold any Level 2 or 3 securities during the year.

*	Refer to the Schedule of Investments for classification by asset class.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Funds. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance

The Astor Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2025

with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – Each Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years July 31, 2022 – July 31, 2024, or expected to be taken in the Funds’ July 31, 2025, tax returns. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties. The Funds identified their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended July 31, 2025, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. government securities, amounted to $97,161,315 and $108,059,350 respectively, for Astor Dynamic Allocation Fund, and $28,982,399 and $32,448,820, respectively, for Astor Sector Allocation Fund.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Astor Investment Management, LLC (the “Advisor”) is the Funds’ investment advisor. Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the supervision of the Board, oversees the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Advisor receives a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.95% for each Fund’s average daily net assets. The Advisor earned $657,588 and $165,157 in management fees for the year ended July 31, 2025 from the Astor Dynamic Allocation Fund and Astor Sector Allocation Fund, respectively.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2025

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until November 30, 2025, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers, other than the Advisor))) do not exceed 1.40%, 2.15% and 1.15% per annum of each Fund’s average daily net assets for Class A, Class C, and Class I shares.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and any Fund’s operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Fund(s). These fee waivers and expense reimbursements are subject to possible recoupment from the Fund(s) in future years (within the three years from the date when the amount is waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the then-current expense limits. The Board may terminate this expense reimbursement arrangement at any time.

During the year ended July 31, 2025, the Advisor waived fees or reimbursed expenses of $286,002 and $223,943 for the Astor Dynamic Allocation Fund and Astor Sector Allocation Fund, respectively, pursuant to the Waiver Agreement. As of July 31, 2025 the Advisor has waived/reimbursed expenses that may be recovered no later than July 31 of the year indicated below:

Fund	2026	2027	2028	Total
Astor Dynamic Allocation Fund	$292,013	$228,431	$286,002	$806,446
Astor Sector Allocation Fund	196,196	218,270	223,943	$638,409

The Trust has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act with respect to Class A and Class C shares of each Fund. The Plans provide that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of the average daily net assets attributable to such Class A shares and 1.00% of the average daily net assets attributable to Class C shares and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor. The Plans are compensation plans, which means that compensation is provided regardless of 12b-1 expenses incurred. The Astor Dynamic Allocation Fund and Astor Sector Allocation Fund $158,995 and $51,236 in 12b-1 fees for the year ended July 31, 2025, respectively.

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of the Funds’ Class A, Class C, and Class I shares. For the year ended July 31, 2025, $842 and $96 were paid to the underwriter for the Astor Dynamic Allocation Fund and Astor Sector Allocation Fund, respectively. Of these amounts, $141 and $12 were retained by the Astor Dynamic Allocation Fund and Astor Sector Allocation Fund, respectively. The Advisor incurs and pays for these fees for the benefit of the Funds.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2025

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives fees from the Funds.

5.	PRINCIPAL INVESTMENT RISKS

Commodity Risk – Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Currency Risk – Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Fixed-Income Risk – When the Funds invest in fixed-income ETFs that invest in fixed-income securities, the value of your investment in a Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of the fixed-income securities owned by a Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors impacting fixed-income securities include credit risk, maturity risk, market risk, extension or prepayment risk, illiquid security risks and investment-grade securities risk. These risks could affect the value of a particular investment by a Fund possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

ETF Risk – ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Funds. As a result, your cost of investing in a Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to a Fund. ETFs may employ leverage, which magnifies the changes in the value of the ETFs. Finally, because the value of ETF shares depends on the demand in the market, the Advisor may not be able to liquidate a Fund’s holdings at the most optimal time, adversely affecting performance. If a Fund invests a significant portion of its assets in ETFs offered by one ETF sponsor, a Fund could be exposed to additional risks and losses if the sponsor’s ETFs fall out of favor in the marketplace and trading volumes cause the ETF’s market prices to decline.

You will indirectly bear fees and expenses charged by the ETFs in addition to a Fund’s direct fees and expenses. Additional risks of investing in ETFs are described below:

(a)	Strategy Risk. Each ETF is subject to specific risks, depending on the nature of the ETF. These risks could include liquidity risk and sector risk, as well as risks associated with fixed-income securities.

(b)	Net Asset Value and Market Price Risk. The market value of the ETF shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at

The Astor Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2025

any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF share trades at a premium or discount to its net asset value.

(c)	Tracking Risk. Investment in a Fund should be made with the understanding that the ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which a Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability to track the applicable indices.

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Funds may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change or climate-related events, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds. The novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts of other significant events described above would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The below table represents aggregate cost for federal tax purposes, for the Funds as of July 31, 2025 and differs from market value by net unrealized appreciation/depreciation which consisted of:

		Gross Unrealized	Gross Unrealized	Net Unrealized
Fund	Tax Cost	Appreciation	Depreciation	Appreciation/(Depreciation)
Astor Dynamic Allocation Fund	$61,737,019	$4,166,149	$(210,869)	$3,955,280
Astor Sector Allocation Fund	15,394,277	802,517	(18,074)	784,443

The Astor Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2025

The tax character of distributions paid during the fiscal years ended July 31, 2025, and July 31, 2024, was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of	Total
July 31, 2025	Income	Capital Gain	Capital	Distribution
Astor Dynamic Allocation Fund	$4,989,098	$2,055,411	$—	$7,044,509
Astor Sector Allocation Fund	766,785	86,164	—	852,949

For fiscal year ended	Ordinary	Long-Term	Return of	Total
July 31, 2024	Income	Capital Gain	Capital	Distribution
Astor Dynamic Allocation Fund	$1,515,928	$—	$—	$1,515,928
Astor Sector Allocation Fund	235,059	1,330,898	—	1,565,957

As of July 31, 2025, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Astor Dynamic Allocation Fund	$270,382	$1,215,810	$—	$—	$—	$3,955,280	$5,441,472
Astor Sector Allocation Fund	—	2,184,523	—	—	—	784,443	2,968,966

The differences between book basis and tax basis undistributed net investment income, accumulated net realized gains, and unrealized appreciation from security transactions are primarily attributable to the tax deferral of losses on wash sales.

Permanent book and tax differences, primarily attributable to the use of tax equalization credits, resulted in reclassifications for the Funds for the fiscal year ended July 31, 2025, as follows:

Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
Astor Dynamic Allocation Fund	$(14,504)	$14,504
Astor Sector Allocation Fund	—	—

8.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of July 31, 2025, Pershing LLC held 25.9% of the voting securities of the Astor Dynamic Allocation Fund and may be deemed to control the Fund.

9.	PRONOUNCEMENTS

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2025

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

The Board of Trustees, after careful consideration and upon the recommendation of the Advisor, approved an interim advisory agreement between the Trust and Beacon Capital Management, Inc (“Beacon”) on behalf of the Funds. Effective August 1, 2025, Beacon assumed responsibility as adviser to the Funds.

At a meeting held on August 28, 2025, the Board of Trustees approved the reorganization of each Fund into the same new series of Northern Lights Fund Trust II, subject to shareholder approval.

Management has determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Astor Funds and
Board of Trustees of Northern Lights Fund Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Astor Dynamic Allocation Fund and Astor Sector Allocation Fund (the “Funds”), each a series of Northern Lights Fund Trust, as of July 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2009.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

September 29, 2025

COHEN & COMPANY, LTD.
Registered with the Public Company Accounting Oversight Board
800.229.1099 I 866.818.4538 fax I cohenco.com

The Astor Funds
ADDITIONAL INFORMATION (Unaudited)
July 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein

Statement Regarding Basis for Approval of Investment Advisory Agreement

Astor Investment Management, LLC Adviser to Astor Dynamic Allocation Fund (“Astor Dynamic”) and Astor Sector Allocation Fund (“Astor Sector”)*

In connection with the regular meeting held on March 26, 2025 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreement (the “Advisory Agreement”) between Astor Investment Management, LLC (“Astor”) and the Trust, with respect to the Astor Dynamic and Astor Sector collectively referred to as (the “Astor Funds”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent, and Quality of Services. The Trustees noted that Astor was founded in 2001, managed approximately $1.07 billion in assets, and offered various strategies catering to different risk tolerances and investment objectives. The Trustees reviewed the background information, including education and financial industry experience, of the key investment personnel responsible for servicing the Astor Funds, noting Astor’s former CCO had been replaced in May 2024 by a long-tenured compliance professional and that no change to the level of service had occurred or was expected to occur going forward. The Trustees noted Astor utilized analytical models to support its investment strategies, and that such models were sensitive to economic and market volatility changes. The Trustees agreed Astor had sufficient resources and expertise to continue to provide satisfactory service to the Astor Funds for the benefit of their shareholders.

Performance.

Astor Dynamic. The Trustees noted Astor Dynamic’s returns over the prior one-year, and three-year periods outperformed the category median over the same period. The Trustees further noted that, although Astor Dynamic’s returns over the prior three-year, five-year and since inception periods were lower than the peer median, the Fund consistently delivered positive returns with less relative risk and achieved a 4-star rating from Morningstar. The Trustees agreed Astor Dynamic’s performance was satisfactory.

Astor Sector. The Trustees noted Astor Sector outperformed the category median over the prior one-year, three-year, five-year, and since inception periods. The Trustees further noted that Astor Sector outperformed the peer group median over the prior one-year, three-year, five-year, and since-inception periods and achieved a 4-star rating from Morningstar. The Trustees agreed Astor Sector’s performance was satisfactory.

The Astor Funds
ADDITIONAL INFORMATION (Unaudited) (Continued)
July 31, 2025

Fees and Expenses.

Astor Dynamic. The Trustees noted Astor charged Astor Dynamic an annual advisory fee of 0.95%, which was below the Fund’s peer group median and average. The Trustees discussed the Fund’s net expense ratio of 1.39% was above the Fund’s category median and below the peer group medians. The Trustees acknowledged Astor had an expense limitation agreement in place that capped expenses at 1.40%, 2.15%, and 1.15% for the Fund’s Class A, Class C, and Class I shares, respectively. The Trustees agreed the advisory fee for Astor Dynamic was not unreasonable.

Astor Sector. The Trustees noted Astor charged Astor Sector an annual advisory fee of 0.95%, which was higher than the Fund’s category average and below the peer group median. The Trustees further noted the Fund’s net expense ratio of 1.27% was above the Fund’s category average and below the peer group average. The Trustees acknowledged that Astor had an expense limitation agreement which capped expenses at 1.40%, 2.15%, and 1.15% for Class A, Class C, and Class I shares, respectively. The Trustees agreed the Astor Sector’s advisory fee was not unreasonable.

Economies of Scale. The Trustees considered whether Astor had achieved economies of scale with respect to its management of the Astor Funds. The Trustees noted that Astor did not anticipate achieving economies of scale given the current size of each of the Astor Funds, but that Astor had expressed a willingness to consider breakpoints in the future. The Trustees concluded that Astor had not achieved economies of scale with respect to the Astor Funds, and that the expense limitation provided by Astor benefited shareholders.

Profitability. The Trustees reviewed the profitability analysis provided by Astor, which estimated Astor’s profits on a per Fund basis. The Trustees considered that, before paying marketing expenses, Astor was not yet profitable with respect to Astor Sector, and had realized a reasonable level of profit with respect to Astor Dynamic. The Trustees agreed Astor’s relationship with each of the Astor Funds was not excessively profitable in terms of actual dollars and as a percentage of revenue.

Conclusion. Having requested and received such information from Astor as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that the approval of the Advisory Agreement between the Trust and Astor on behalf of the Astor Funds was in the best interests of the Astor Funds and their respective shareholders

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Astor Funds.

The Astor Funds
SUPPLEMENTAL INFORMATION (Unaudited)
July 31, 2025

Foreign Tax Credit (Unaudited)

The following Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share as of fiscal year ended July 31, 2025, and July 31, 2024, were as follows:

For fiscal year ended
7/31/2025	Foreign Taxes Paid	Foreign Source Income
Astor Dynamic Allocation	$—	$—
Astor Sector Allocation	—	—

For fiscal year ended
7/31/2024	Foreign Taxes Paid	Foreign Source Income
Astor Dynamic Allocation	$0.0029	$0.0258
Astor Sector Allocation	—	—

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12 month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-803-6583, by visiting astorimfunds.com, or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By /s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer/President
Date: 9/30/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer/President
Date: 9/30/2025

By /s/ Jim Colantino
Jim Colantino
Principal Financial Officer/Treasurer
Date: 9/30/2025